Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Issued capital [member]	Capital Reserves [Member]	Profit Reserves [Member]	Treasury shares [member]	Other Reserve [Member]	Reserve of exchange differences on translation [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2019	$ 61,614	$ 1,139	$ 7,090	$ (2,455)	$ (2,110)	$ (25,211)		$ 40,067	$ (1,074)	$ 38,993
IfrsStatementLineItems [Line Items]
Net income							4,881	4,881	(350)	4,531
Other comprehensive income			(1,448)		267	(4,343)		(5,524)	32	(5,492)
Interest on capital of Vale's shareholders			(2,329)				(1,152)	(3,481)		(3,481)
Dividends of noncontrolling interest									(8)	(8)
Acquisitions and disposal of noncontrolling interest (i)					(213)			(213)	455	242
Capitalization of noncontrolling interest advances									22	22
Appropriation to undistributed retained earnings			3,729				(3,729)
Treasury shares utilized				14				14		14
Ending balance, value at Dec. 31, 2020	61,614	1,139	7,042	(2,441)	(2,056)	(29,554)		35,744	(923)	34,821
IfrsStatementLineItems [Line Items]
Net income							22,445	22,445	23	22,468
Other comprehensive income			758		886	(6,890)		(5,246)	(2)	(5,248)
Dividends of noncontrolling interest									(25)	(25)
Acquisitions and disposal of noncontrolling interest (i)					(331)			(331)	1,761	1,430
Appropriation to undistributed retained earnings			14,599				(14,599)
Fair value reclassification of Mosaic shares					(522)		522
Dividends and interest on capital of Vale's shareholders			(4,296)				(8,368)	(12,664)		(12,664)
Shares buyback program				(5,546)				(5,546)		(5,546)
Share-based payment program					63			63		63
Treasury shares used and canceled			(2,401)	2,408				7		7
Ending balance, value at Dec. 31, 2021	61,614	1,139	15,702	(5,579)	(1,960)	(36,444)		34,472	834	35,306
IfrsStatementLineItems [Line Items]
Net income							18,788	18,788	82	18,870
Other comprehensive income			756		269	(4,531)		(3,506)	(2)	(3,508)
Dividends of noncontrolling interest									(7)	(7)
Acquisitions and disposal of noncontrolling interest (i)									584	584
Appropriation to undistributed retained earnings			14,402				(14,402)
Dividends and interest on capital of Vale's shareholders			(3,500)				(4,386)	(7,886)		(7,886)
Shares buyback program				(6,036)				(6,036)		(6,036)
Share-based payment program					16			16		16
Treasury shares used and canceled			(6,616)	6,635				19		19
Ending balance, value at Dec. 31, 2022	$ 61,614	$ 1,139	$ 20,744	$ (4,980)	$ (1,675)	$ (40,975)		$ 35,867	$ 1,491	$ 37,358